Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,729,792,000	[1]
Total Fee Amount	376,984.28	[1]
Total Offset Amount	0.00	[1]
Net Fee	$ 376,984.28	[1]
Offset Table N/A	N/A

[1]
Pursuant to Rules 457(c) and 457(h) under the Securities Act, the registration fee was computed on the basis of the average of the high and low prices of the registrant’s common stock on the Nasdaq Global Select Market on May 8, 2026.